Receivables	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Receivables
Note 4: Receivables

Receivables consisted of the following:

	December 31,
(dollars in millions)	2013	2012

Trade receivables	$2,621.5	$1,823.2
Other receivables	118.5	151.4
Allowance for doubtful accounts	(20.9)	(7.9)

Total receivables	$2,719.1	$1,966.7